Other long-term liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	Other long-term liabilities:

As at	Dec 31 2025	Dec 31 2024
Share-based compensation liability (note 14)	$51,559	$73,547
Site restoration costs	42,390	38,048
Land mortgage	26,920	27,483
Defined benefit pension plans (note 21)	21,849	20,531
Cash flow hedges (note 19)	36,106	36,811
Other	4,012	882
	182,836	197,302
Less current maturities	(25,598)	(46,840)
	$157,238	$150,462
Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2025, the total undiscounted amount of estimated cash flows required to settle the liabilities was $95.4 million (2024 - $64.1 million). The movement in the provision during the year is explained as follows:

	2025	2024
Balance at January 1	$38,048	$32,596
New or revised provisions	(11,154)	3,831
Additions - acquired plant sites	13,685	—
Accretion expense	1,811	1,621
Balance at December 31	$42,390	$38,048